Other investments	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Other investments [Text Block]
13.	Other investments

	2017	2016
	$	$
Fair value through profit or loss (warrants)
Balance – January 1	10,935	1,578
Acquisitions	9,662	3,278
Exercise	(14,170)	(311)
Change in fair value	1,665	6,390
Balance – December 31	8,092	10,935

Fair value through other comprehensive income (shares)
Balance – January 1	97,274	93,607
Acquisitions	72,719	71,137
Exercise of warrants	500	-
Interests on financial assets at amortized cost paid in shares	12	26
Change in fair value	6,139	74,914
Disposals	(69,803)	(129,342)
Transfer to investments in associates	-	(13,068)
Balance – December 31	106,841	97,274

Amortized cost
Balance – January 1	200	10,300
Transfer to short-term investments	-	(100)
Conversion to royalty interests (i)	-	(10,000)
Balance – December 31	200	200

Total	115,133	108,409

(i)

Conversion of a secured note receivable of $10.0 million with Highland Copper Company Inc. (“Highland Copper”) into a 3.0% NSR royalty on all metals produced from the mineral rights and leases associated with the Copperwood project. Upon closing of the acquisition of the White Pine project, Highland Copper will grant Osisko a 1.5% NSR royalty on all metals produced from the White Pine project, and Osisko's NSR royalty on the Copperwood project will be reduced to 1.5%.